ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended	2 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 27, 2011 Acquisition of Wole, Inc.	Dec. 31, 2011 Acquisition of Wole, Inc.	Oct. 27, 2011 Acquisition of Wole, Inc. Technology	Oct. 27, 2011 Acquisition of Wole, Inc. Registered user list	Oct. 27, 2011 Acquisition of Wole, Inc. Non-compete agreement	Oct. 27, 2011 Acquisition of Wole, Inc. User generated content	Oct. 27, 2011 Acquisition of Wole, Inc. Video content copyright	Oct. 27, 2011 Acquisition of Wole, Inc. Customer relationship	Oct. 27, 2011 Acquisition of Wole, Inc. Webgame cooperation agreement	Oct. 27, 2011 Acquisition of Wole, Inc. Relationship with broadcasters
Acquisitions and disposals in relation with WVAS business
Total purchase consideration fully paid in cash			$ 79,600
Revenue of the acquiree from acquisition date included in the consolidated financial statement of operations				2,228
Net loss of the acquiree from acquisition date included in the consolidated financial statement of operations				364
Purchase price allocation of total purchase price to assets acquired and liabilities
Goodwill	61,407	59,673	54,161
Net working capital acquired			4,197
Net fixed assets			671
Domain name, trademarks and online licenses			23,817
Finite-lived intangible assets					854	443	187	1,313	348	316	237	443
Other long-term deferred expense			3
Deferred tax liability			(6,990)
Total			$ 80,000
Amortization periods of finite lived intangible assets					6 years	3 years	4 years	6 years	2 years	4 years	2 years	6 years